Disclosure of number and weighted average exercise prices of warrants (Details)	12 Months Ended
	Aug. 31, 2018 CAD ($)	Aug. 31, 2017 CAD ($)	Aug. 31, 2016 CAD ($)
Statement [Line Items]
Number of warrants outstanding at beginning of period	24,649,240	24,392,610
Weighted average exercise price of warrants outstanding at beginning of period	$ 0.169	$ 0.237	$ 0.490
Number of warrants exercised		(2,275,000)	(125,000)
Weighted average exercise price of warrants exercised		$ 0.150	$ 0.150
Number of warrants expired	(9,960,000)	(3,448,485)
Weighted average exercise price of warrants expired	$ 0.168	$ 0.490
Number of warrants outstanding at end of period	31,179,240	24,649,240	24,392,610
Weighted average exercise price of warrants outstanding at end of period	$ 0.136	$ 0.169	$ 0.237
Excluding US$ Warrants, A1, B1, and C1 Warrants [Member]
Statement [Line Items]
Number of warrants outstanding at beginning of period	9,990,000	15,713,485	3,478,485
Number of warrants outstanding at end of period	6,580,000	9,990,000	15,713,485
Issued pursuant to equity offerings [Member]
Statement [Line Items]
Number of warrants issued	6,550,000		12,350,000
Weighted average exercise price of warrants issued	$ 0.135		$ 0.164
Issued pursuant to Accommodation Agreement [Member]
Statement [Line Items]
Number of warrants issued			10,000
Weighted average exercise price of warrants issued			$ 0.230